RELATED PARTY TRANSACTIONS - Private Placement Warrants (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended
	Aug. 04, 2020	Feb. 29, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, par value (in Dollars per share)		$ 0.006
Aggregate loan amount		$ 300,000
Cover Expenses		10,000
Working capital loans				$ 1,500,000	$ 1,500,000
Threshold trading days for not transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Working capital loans outstanding (in Shares)			0	0	0
Office equipment fees				$ 15,000	$ 15,000
General and administrative expenses			$ 45,000	$ 90,000
Nonrecourse Promissory Note with Officer
Related Party Transaction [Line Items]
Interest receivable		0
Sponsor
Related Party Transaction [Line Items]
Amount drawdown		47,000
Costs paid by sponsor		$ 3,000
Repayment of loan outstanding	$ 47,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Common stock purchase, shares (in Shares)				5,700,000
Warrants exercise price			$ 1.00	$ 1.00	$ 1.00
Over-Allotment Option
Related Party Transaction [Line Items]
Common stock purchase				$ 5,700,000
Class B Common Stock
Related Party Transaction [Line Items]
Common stock purchase, shares (in Shares)		4,312,500
Common stock, par value (in Dollars per share)		$ 0.006
Class B Common Stock | Founder Shares
Related Party Transaction [Line Items]
Common stock purchase		$ 25,000
Class A Common Stock
Related Party Transaction [Line Items]
Warrants exercise price			$ 11.50	$ 11.50	$ 11.50